COLUMBIA FUNDS VARIABLE SERIES TRUST II

225 Franklin Street

Boston, MA 02110

May 2, 2016

VIA EDGAR

Mr. Mark Cowan

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549

RE:	Columbia Funds Variable Series Trust II (the “Registrant”)

Columbia Variable Portfolio - Balanced Fund

Columbia Variable Portfolio - Commodity Strategy Fund

Columbia Variable Portfolio - Core Equity Fund

Columbia Variable Portfolio - Disciplined Core Fund

(formerly known as Columbia Variable Portfolio – Large Core Quantitative Fund)

Columbia Variable Portfolio - Dividend Opportunity Fund

Columbia Variable Portfolio - Emerging Markets Bond Fund

Columbia Variable Portfolio - Emerging Markets Fund

Columbia Variable Portfolio - Global Bond Fund

Columbia Variable Portfolio - Government Money Market Fund

(formerly known as Columbia Variable Portfolio – Cash Management Fund)

Columbia Variable Portfolio - High Yield Bond Fund

Columbia Variable Portfolio - Income Opportunities Fund

Columbia Variable Portfolio - Intermediate Bond Fund

Columbia Variable Portfolio - Large Cap Growth Fund

Columbia Variable Portfolio - Large Cap Index Fund

Columbia Variable Portfolio - Limited Duration Credit Fund

Columbia Variable Portfolio - Managed Volatility Moderate Growth Fund

Columbia Variable Portfolio - Mid Cap Growth Fund

Columbia Variable Portfolio - Mid Cap Value Fund

Columbia Variable Portfolio – Select International Equity Fund

Columbia Variable Portfolio - Select Large - Cap Value Fund

Columbia Variable Portfolio - Select Smaller - Cap Value Fund

Columbia Variable Portfolio - Seligman Global Technology Fund

Columbia Variable Portfolio - U.S. Equities Fund

Columbia Variable Portfolio - U.S. Government Mortgage Fund

Variable Portfolio - Aggressive Portfolio

Variable Portfolio - American Century Diversified Bond Fund

Variable Portfolio - BlackRock Global Inflation-Protected Securities Fund

Variable Portfolio - CenterSquare Real Estate Fund

(prior to June 1, 2016 known as Variable Portfolio – Morgan Stanley Global Real Estate Fund)

Variable Portfolio - Columbia Wanger International Equities Fund

Variable Portfolio - Conservative Portfolio

Variable Portfolio - DFA International Value Fund

Variable Portfolio - Eaton Vance Floating-Rate Income Fund

Variable Portfolio - J.P. Morgan Core Bond Fund

Variable Portfolio - Jennison Mid Cap Growth Fund

Variable Portfolio - Loomis Sayles Growth Fund

Variable Portfolio - MFS® Blended Research® Core Equity Fund

(formerly known as Variable Portfolio – Sit Dividend Growth Fund)

Variable Portfolio - MFS® Value Fund

Variable Portfolio - Moderate Portfolio

Variable Portfolio - Moderately Aggressive Portfolio

Variable Portfolio - Moderately Conservative Portfolio

Variable Portfolio - Morgan Stanley Advantage Fund

(formerly known as Variable Portfolio - Holland Large Cap Growth Fund)

Variable Portfolio - NFJ Dividend Value Fund

Variable Portfolio - Nuveen Winslow Large Cap Growth Fund

Variable Portfolio - Oppenheimer International Growth Fund

(formerly known as Variable Portfolio – Invesco International Growth Fund)

Variable Portfolio - Partners Small Cap Growth Fund

Variable Portfolio - Partners Small Cap Value Fund

Variable Portfolio - Pyramis® International Equity Fund

Variable Portfolio - TCW Core Plus Bond Fund

Variable Portfolio - Victory Sycamore Established Value Fund

(formerly known as Variable Portfolio – Victory Established Value Fund)

Variable Portfolio - Wells Fargo Short Duration Government Fund

Post-Effective Amendment No. 50

File No. 333-146374 /811-22127

Dear Mr. Cowan:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 50 (Amendment). This Amendment was filed electronically on April 28, 2016.

If you have any questions regarding this filing, please contact either the undersigned at 212-850-1703 or Andrew Kirn at (612) 678-9052.

Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro Assistant Secretary
Columbia Funds Variable Series Trust II